Rental Equipment (Details) - Schedule Of Rental Equipment (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Rental Equipment [Abstract]
Rental equipment	$ 38,419	$ 38,442	$ 43,252
Less accumulated depreciation	26,369	25,532	27,060
Net rental equipment	$ 12,050	$ 12,910	$ 16,192